                                             State Street Bank and Trust Company
                                                                  Legal Division
                                                     2 Avenue de Lafayette, LCC4
                                                           Boston, MA 02111-1724

                                        October 31, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0505

Attention:  Office of Filings, Information & Consumer Service

Re:      SA Funds - Investment Trust (the "Trust")
         File No. 333-70423/811-09195
         CIK No. 0001075065, Post-Effective Amendment No. 8

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 30, 2000 (Accession #0000950135-00-004772).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3966.

                                        Very truly yours,

                                        /s/ Michael E. Gillespie
                                        ==============================
                                        Michael E. Gillespie
                                        Vice President and Associate Counsel

cc:      J. Fromm
         A. Potts
         J. Allecta